Loans - Age Analysis of Past Due Loans (Detail) - JPY (¥) ¥ in Billions		Sep. 30, 2023	Mar. 31, 2023
Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross	[1]	¥ 59,053
30-59 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		20	¥ 18
30-59 Days Past Due | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		20	18
30-59 Days Past Due | Domestic | Soverign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		0	0
30-59 Days Past Due | Domestic | Corporate | Large companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		0	0
30-59 Days Past Due | Domestic | Corporate | Small and medium sized companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		1	0
30-59 Days Past Due | Domestic | Retail | Housing Loan
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		14	14
30-59 Days Past Due | Domestic | Retail | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		5	4
30-59 Days Past Due | Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		0	0
30-59 Days Past Due | Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross	[2]	0	0
60-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		9	12
60-89 Days Past Due | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		9	12
60-89 Days Past Due | Domestic | Soverign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		0	0
60-89 Days Past Due | Domestic | Corporate | Large companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		0	3
60-89 Days Past Due | Domestic | Corporate | Small and medium sized companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		0	0
60-89 Days Past Due | Domestic | Retail | Housing Loan
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		7	8
60-89 Days Past Due | Domestic | Retail | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		1	1
60-89 Days Past Due | Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		0	0
60-89 Days Past Due | Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross	[2]	0	0
90 Days or More Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		75	83
90 Days or More Past Due | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		55	60
90 Days or More Past Due | Domestic | Soverign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		0	0
90 Days or More Past Due | Domestic | Corporate | Large companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		24	28
90 Days or More Past Due | Domestic | Corporate | Small and medium sized companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		7	9
90 Days or More Past Due | Domestic | Retail | Housing Loan
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		14	13
90 Days or More Past Due | Domestic | Retail | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		10	10
90 Days or More Past Due | Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		0	0
90 Days or More Past Due | Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross	[2]	20	23
Total Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		104	113
Total Past Due | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		84	90
Total Past Due | Domestic | Soverign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		0	0
Total Past Due | Domestic | Corporate | Large companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		24	31
Total Past Due | Domestic | Corporate | Small and medium sized companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		9	9
Total Past Due | Domestic | Retail | Housing Loan
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		36	35
Total Past Due | Domestic | Retail | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		15	15
Total Past Due | Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		0	0
Total Past Due | Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross	[2]	20	23
Current
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		97,696	94,063
Current | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		58,969	57,840
Current | Domestic | Soverign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		1,938	1,866
Current | Domestic | Corporate | Large companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		44,876	43,334
Current | Domestic | Corporate | Small and medium sized companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		2,754	2,990
Current | Domestic | Retail | Housing Loan
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		7,314	7,472
Current | Domestic | Retail | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		1,456	1,533
Current | Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		632	645
Current | Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross	[2]	38,726	36,223
Total
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		97,799	94,176
Total | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		59,053	57,930
Total | Domestic | Soverign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		1,938	1,866
Total | Domestic | Corporate | Large companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		44,901	43,365
Total | Domestic | Corporate | Small and medium sized companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		2,763	2,999
Total | Domestic | Retail | Housing Loan
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		7,349	7,507
Total | Domestic | Retail | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		1,471	1,548
Total | Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		632	645
Total | Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross	[2]	¥ 38,746	¥ 36,246

[1]	The primary component of the retail portfolio segment is housing loans to individuals which obligor category is classified based on past due status. The trigger to reclassify obligors from normal obligors to watch obligors excluding special attention obligors is when the past due status is more than 30 days.
[2]	The majority of total foreign consist of corporate.